Income tax expenses	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
18.	Income tax expenses

The Company is incorporated in the Cayman Islands but has its principal operations in the PRC through its PRC subsidiaries.

Cayman Islands and British Virgin Islands

The Company and Bright Sound Limited were incorporated in the Cayman Islands and BVI, respectively, and are not subject to the income tax. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands or BVI withholding tax will be imposed.

PRC

Prior to January 1, 2008, pursuant to the PRC income tax laws, the Company's subsidiaries and VIE are generally subject to Foreign Enterprise Income Taxes ("FEIT") at a statutory rate of 33%. Some of these subsidiaries are located in the Shenzhen Special Economic Zone and under PRC income taxes laws, they are subject to a preferential tax rate of 15%. In addition, some of the Company's subsidiaries are under PRC income tax laws entitled to a two years tax exemption followed by three years with a 50% reduction in the tax rate, commencing the first profitable year, after offsetting all unexpired tax losses carried forward from its first profit making year of operations (the "2-plus-3 Income Tax Holiday").

NETS and Bright Sound Electronic Technology (Shenzhen) Co., Ltd. ("BSTS") were established in the Shenzhen Special Economic Zone. They are entitled to 2-plus-3 Income Tax Holiday.

On January 1, 2008, the new PRC income tax laws became effective. The new law applies an uniform 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises. The new law provides a five-year transition period from its effective date for those enterprises which were established before the promulgation date of the new tax law and which were entitled to a preferential tax treatment such as a reduced tax rate or a tax holiday. That is, the subject tax rate will be 22%, 24% and 25% for calendar years 2010, 2011 and 2012 thereafter, respectively for NETS and BSTS. In addition, under the new law, preferential tax treatment for key software enterprise tax benefit has been removed.

NETS and BSTS were exempted from FEIT for both calendar years ended December 31, 2007 and 2008 as 2009 was the first profit making year. And they were entitled to a 50% income tax relief for the calendar year ended December 31, 2009 (that is, a tax rate of 10% for the calendar year ended December 31, 2009). The 2-plus-3 Income Tax Holiday will then end in the calendar year 2011 for NETS and BSTS.

Chengdu Shidai Noah Education Software Co., Ltd. ("CDSD") was established in Chengdu High-Tech Economic Zone. They are recognized as key software companies and are entitled to exemption from FEIT for the 2-plus-3 Income Tax Holiday. However, CDSD is still required to make the FEIT payments, and subsequently apply for tax refund pursuant to the Key Software Enterprise Tax Benefit after the 2-plus-3 Income Tax Holiday expired. CDSD was exempted from FEIT for calendar year ended December 31, 2008 as 2008 was the first profit making year.

The other PRC subsidiaries are subject to the uniform income tax rate of 25%.

The Company's other subsidiaries in the PRC have minimal operations, and the Group had minimal operations in jurisdictions other than the PRC.

Uncertainties exist with respect to how the PRC's current income tax law applies to the Company's overall operations, and more specifically, with regard to tax residency status. The new tax law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for PRC income tax purposes if their place of effective management or control is within PRC. The Implementation Rules to the new tax law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. occurs within the PRC. Additional guidance is expected to be released by the PRC government in the near future that may clarify how to apply this new tax law to taxpayers. It is more-likely-than-not that the Company may be considered as a PRC tax resident. However, the Company was at a loss position as of the reporting periods. Therefore, the Company did not expect material PRC income tax exposure even it was characterized as a PRC tax resident.

For other legal entities organized outside of the PRC, the Company does not believe that they should be treated as residents for the new tax law's purposes. If any of these entities were characterized as a PRC tax resident, the impact would adversely affect the Company's operation.

Aggregate undistributed earnings of the Company's subsidiaries in the PRC that are available for distribution to the Company of approximately RMB257,298,185 (approximately US$40,500,265) at June 30, 2012 are considered to be indefinitely reinvested, and accordingly, no provision has been made for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. In an announcement formally made on February 22, 2008, the PRC authorities clarified that the distributions made out of undistributed earnings that arose prior to January 1, 2008 would not give rise to withholding tax.

Under US GAAP, deferred tax liability should be accounted for in respect of the undistributed earnings of the Company's financial interest in VIE affiliates and domestic subsidiaries. The Company believes that it is more likely than not that there is no deferred tax liability resulting from the undistributed earnings because the Company has means available under the PRC tax law to recover the investment in its consolidated VIE in a tax free manner.

The following table sets forth current income tax expenses of the Company's PRC subsidiaries, which were included in the consolidated statements for the periods presented:

	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Current tax	164,400	5,981,945	11,813,969	1,859,589
Deferred tax (credit)	-	237,513	(1,383,567)	(217,782)

	164,400	6,219,458	10,430,402	1,641,807

A reconciliation of income tax expense to the amount computed by applying the current tax rate to the loss before income taxes in the consolidated statements of operations were as follows:

	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Loss before income tax	(10,698,770)	(19,258,073)	(37,248,196)	(5,863,088)
Tax at the domestic income tax rate of 25%	(2,674,693)	(4,814,518)	(9,312,049)	(1,465,772)
Tax effect of income that are not taxable:
Allowance for research and development	(206,432)	(156)	(1,399)	(220)
Other non-taxable income	-	(6,115)	(1,128,524)	(177,636)
Tax effect of expenses that are not deductible:
Impairment loss of goodwill	-	-	14,348,467	2,258,534
Other non-deductible expenses	5,111	2,042,464	1,873,323	294,872
Effect of tax holidays and tax concessions:
Preferential tax treatment	(2,864,990)	-	-	-
2-plus-3 Income Tax Holiday	-	(1,756,754)	(1,290,674)	(203,160)
Change in valuation allowance	3,965,647	5,119,999	2,883,211	453,834
Effect of changes in enacted tax law and rates	-	(73,969)	-	-
Underprovision in prior years	-	-	1,374,610	216,372
Effect of loss of the Company and subsidiaries not subject to tax in other jurisdictions	1,966,423	5,051,879	2,117,135	333,250
Others	(26,666)	656,628	(433,698)	(68,267)

	164,400	6,219,458	10,430,402	1,641,807

The aggregate amount and per share effect of the tax holidays and tax concessions are as follows:

	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

The aggregate effect	2,864,990	1,756,754	1,290,674	203,160
Per share effect - basic	0.07	0.05	0.04	0.006
Per share effect - diluted	0.07	0.05	0.04	0.006

The Group has made its assessment of the level of tax authority for each tax position (including the potential application of interest and penalties) based on the technical merits, and has measured the unrecognized tax benefits associated with the tax positions. Based on the evaluation by the Group, it is concluded that there are no significant uncertain tax positions or unrecognized tax benefit which would favorably affect the effective income tax rate in future periods. The Group does not anticipate any significant increases or decrease to its liabilities for unrecognized tax benefit within the next twelve months. The Group classifies interest and/or penalties related to income tax matters in income tax expense. The tax positions for the years 2007 to 2012 may be subject to examination by the PRC tax authorities.

Significant components of deferred tax assets and liabilities:

	Years ended June 30,
	2011	2012	2012
	RMB	RMB	US$

Tax loss carried forwards	24,721,823	21,015,447	3,307,956
Future deductible expenditure	8,243,306	8,243,306	1,297,545
Fair value change of property, plant and equipment	-	298,831	47,038
Allowance for doubtful debts	3,694,485	2,481,580	390,616

Total deferred tax assets	36,659,614	32,039,164	5,043,155
Less: valuation allowance	(36,659,614)	(31,740,333)	(4,996,117)

Total net deferred tax assets (non-current)	-	298,831	47,038

Deferred tax liabilities:
Property, plant and equipment and intangible assets (non-current)	4,589,541	7,585,920	1,194,069

Movement of valuation allowances:
	As of June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

At the beginning of year	38,549,999	57,861,224	36,659,614	5,770,441
Current year addition	19,311,225	12,495,012	2,883,211	453,835
Tax loss expired	-	-	(7,802,492)	(1,228,159)
Disposal of ELP business	-	(33,696,622)	-	-

At the end of year	57,861,224	36,659,614	31,740,333	4,996,117

Valuation allowances have been provided on the deferred tax assets because the Company believes that it is not more likely than not that the assets will be utilized. As of June 30, 2011 and 2012, valuation allowances were provided for the deferred tax assets relating to the future benefit of net operating loss carry forward as the management determines that the utilization of those net operating loss carry forward not more likely than not. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowances will increase income when those events occur. Tax losses carry forward in the amount of approximately RMB55,339,193, RMB24,721,823, and RMB21,015,447 (US$3,307,956) incurred in the years ended June 30, 2010, 2011 and 2012 respectively, will expire in the years ended June 30, 2014, 2015 and 2016, respectively.